Accumulated Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (177,893)	$ 6,073	$ (107,791)
Reclassification adjustments for gains included in net income, net of tax (benefit) of 0, 844, and 2,791 in 2013, 2012, and 2011 respectively	(1,953)	1,043	(5,676)
Other comprehensive income	40,063	(235,574)	127,656
Deferred taxes	(19,470)	50,565	(8,116)
Ending Balance	(159,253)	(177,893)	6,073
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(8,517)	81,346	(16,462)
Other comprehensive income	(15,911)	(89,863)	97,808
Ending Balance	(24,428)	(8,517)	81,346
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(174,174)	(96,705)	(103,265)
Other comprehensive income	48,100	(119,189)	10,163
Deferred taxes	(17,481)	41,720	(3,603)
Ending Balance	(143,555)	(174,174)	(96,705)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,200	5,267	1,059
Other comprehensive income	14	(5,512)	6,131
Deferred taxes	(18)	1,445	(1,923)
Ending Balance	1,196	1,200	5,267
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	3,598	16,165	10,877
Reclassification adjustments for gains included in net income, net of tax (benefit) of 0, 844, and 2,791 in 2013, 2012, and 2011 respectively	(1,953)	1,043	(5,676)
Other comprehensive income	7,860	(21,010)	13,554
Deferred taxes	(1,971)	7,400	(2,590)
Ending Balance	$ 7,534	$ 3,598	$ 16,165